SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of segments abstract [Abstract]
SEGMENT INFORMATION
32	SEGMENT INFORMATION

The information reported to the Group’s chief operating decision maker, who are directors of the Group, for the purpose of resource allocation and assessment of segment performance is provided based on the six operating segments within the two businesses of the Group, which are also reportable segments of the Group:

a.
In the drybulk carrier business, the Group operates a diversified fleet of owned, long-term chartered and joint-venture dry-bulk vessels across the world. The Group operates this business with a focus on the categories of vessels – namely Handysize and Supramax, with all others businesses within this business categorized as Others. Accordingly, the reportable segments of the drybulk business are: Handysize; Supramax and Others.

b.
In the tanker business, the Group operates a diversified fleet of owned, long-term chartered and joint-venture liquid-bulk vessels across the world. The Group operates this business with a focus on the categories of vessels – namely MR Tankers and Small Tankers, with all other businesses within this business categorized as Others. Accordingly, the reportable segments of the tanker business are: MR Tankers; Small Tankers and Others.

The reportable segments of the Group have been identified on a primary basis by the business segment which is representative of the internal reporting used for management purposes, including the chief operating decision maker, as well as the source and nature of business risks and returns.

Joint-ventures financial information are included within the segment information on a proportionate consolidation basis as the Group’s chief operating decision maker reviews them together with the entities of the Group. Accordingly, joint-ventures’ proportionate financial information are adjusted out to reconcile to the consolidated and combined financial statements in the ‘Adjustments’ column.

Segment profit (i.e. Gross profit (loss) ) represents the profit earned by each segment without allocation of central administration costs and directors’ salaries. This is the measure reported to the Group’s chief operating decision maker for the purposes of resource allocation and assessment of segment performance.

Group activities that do not relate to the above two segments are accumulated in the ‘Unallocated’ segment financial information. Revenue reported in the segments represents revenue generated from external customers. There were no inter-segment sales in 2020, 2019 and 2018.

For the purpose of monitoring segment performance and allocating resources between segments, the chief operating decision maker monitors the tangible, intangible and financial assets at the consolidated and combined Group level.

It is not practical to report revenue or non-current assets on a geographical basis due to the international nature of the shipping market.

For the years ended 31 December 2020, 2019 and 2018 no customers accounted for 10% or more of the Group’s drybulk business revenue. For the year ended 31 December 2020, four customers accounted for 10% or more of the Group’s tankers business revenue in amounts of approximately $17.5 million, $14.9 million, $13.9 million and $9.1 million. For the year ended 31 December 2019, five customers accounted for 10% or more of the Group’s tankers business revenue in amounts of approximately $21.2 million, $15.5 million, $8.5 million, $7.9 million and $7.4 million and for the year ended 31 December 2018, three customers accounted for 10% or more of the Group’s tankers business revenue in amounts of approximately $17.3 million, $14.3 million and $6.3 million. Each of the foregoing with respect to the drybulk carrier business and tankers business has been calculated excluding revenue attributable to the OACL and Unicorn Bunker businesses, respectively, which were sold in the first quarter of 2018.

The accounting policies of the segments are the same as the Group’s accounting policies as described in Note 2.

The following is an analysis of the Group’s revenue, results and additions and impairments to non-current assets by segment:

2020	Drybulk Carrier Business				Tanker Business				Unallocated			Consolidated
	Handysize	Supramax	Others	Total	MR Tanker	Small Tanker	Others	Total	Total	Total	Adjustments	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Vessel revenue	74,641	124,352	222	199,215	23,412	6,647	5,241	35,300	-	234,515	(478)	234,037
Ship sale revenue	9,181	-	-	9,181	28,814	9,083	-	37,897	-	47,078	(4,003)	43,075
Other	697	320	217	1,234	-	-	579	579	-	1,813	292	2,105
Total revenue	84,519	124,672	439	209,630	52,226	15,730	5,820	73,776	-	283,406	(4,189)	279,217
Voyage expenses	(30,995)	(48,547)	(208)	(79,750)	(15)	(1,586)	-	(1,601)	-	(81,351)	(2,090)	(83,441)
Vessel operating costs	(28,417)	(13,640)	2,262	(39,795)	(7,160)	(2,713)	357	(9,516)	-	(49,311)	1,834	(47,477)
Charter hire costs	(8,827)	(25,542)	-	(34,369)	(3,851)	-	-	(3,851)	-	(38,220)	-	(38,220)
Depreciation of ships, drydocking and plant and equipment– owned assets	(12,235)	(9,087)	-	(21,322)	(1,375)	(471)	(1,889)	(3,735)	-	(25,057)	1,208	(23,849)
Depreciation of ships and ship equipment – right-of-use assets	(89)	(24,597)	-	(24,686)	(1,739)	-	-	(1,739)	-	(26,425)	12	(26,413)
Cost of ship sale	(9,351)	-	-	(9,351)	(29,408)	(9,079)	131	(38,356)	-	(47,707)	3,976	(43,731)
Other	(539)	129	-	(410)	(345)	(239)	-	(584)	-	(994)	14	(980)
Costs of sales	(90,453)	(121,284)	2,054	(209,683)	(43,893)	(14,088)	(1,401)	(59,382)	-	(269,065)	4,954	(264,111)

Gross profit	(5,934)	3,388	2,493	(53)	8,333	1,642	4,419	14,394	-	14,341	765	15,106

Operating (loss) profit	(17, 302)	(2,224)	234	(19,292)	(1,082)	(3,021)	2,367	(1,736)	(2,109)	(23,137)	1,901	(21,236)
Interest income	90	96	-	186	158	88	30	276	-	462	103	565
Interest expense	(6,414)	(8,542)	-	(14,956)	(1,585)	(240)	(695)	(2,520)	(50)	(17,526)	588	(16,938)
Share of losses of joint ventures	-	-	-	-	-	-	-	-	-	-	(945)	(945)
Impairment loss recognised on financial assets	956	(957)	-	(1)	370	-	(545)	(175)	-	(176)	(1,647)	(1,823)
Taxation	(244)	(278)	-	(522)	(145)	(24)	(32)	(201)	-	(723)	-	(723)
(Loss) profit for the year	(22,914)	(11,905)	234	(34,585)	(2,284)	(3,197)	1,125	(4,356)	(2,159)	(41,100)	-	(41,100)

Impairment loss on owned ships	6,160	-	-	6,160	8,038	3,096	-	11,134	-	17,294	(1,012)	16,282
Impairment loss on disposal group (Note 40)	-	-	-	-	-	576	-	576	-	576	-	576
Acquisition of subsidiary (Note 41.1)	33,078	54,096	-	87,174	-	-	-	-	-	87,174	156,709	243,883
Capital expenditure	6,874	1,671	39	8,584	-	-	27	27	-	8,611	479	9,090

2019	Drybulk Carrier Business				Tanker Business				Unallocated			Consolidated
	Handysize	Supramax	Others	Total	MR Tanker	Small Tanker	Others	Total	Total	Total	Adjustments	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Vessel revenue	102,805	153,937	-	256,742	37,813	13,419	5,182	56,414	-	313,156	(4,645)	308,511
Ship sale revenue	8,067	-	-	8,067	7,352	8,480	-	15,832	-	23,899	(7,353)	16,546
Other	1,360	1,218	1,058	3,636	-	-	924	924	-	4,560	1,429	5,989
Total revenue	112,232	155,155	1,058	268,445	45,165	21,899	6,106	73,170	-	341,615	(10,569)	331,046

Voyage expenses	(53,449)	(74,286)	(22)	(127,757)	(5,502)	(2,497)	-	(7,999)	-	(135,756)	(13,688)	(149,444)
Vessel operating costs	(23,632)	(4,436)	1,483	(26,585)	(10,194)	(5,743)	864	(15,073)	-	(41,658)	7,769	(33,889)
Charter hire costs	(15,162)	(41,393)	-	(56,555)	(5,581)	-	-	(5,581)	-	(62,136)	468	(61,668)
Depreciation of ships, drydocking and plant and equipment– owned assets	(10,585)	(3,596)	-	(14,181)	(5,305)	(1,489)	(2,269)	(9,063)	-	(23,244)	5,715	(17,529)
Depreciation of ships and ship equipment – right-of-use assets	(114)	(24,945)	-	(25,059)	(5,420)	(25)	-	(5,445)	-	(30,504)	55	(30,449)
Cost of ship sale	(8,280)	-	-	(8,280)	(7,757)	(8,564)	-	(16,321)	-	(24,601)	7,757	(16,844)
Other	(232)	(15)	-	(247)	(139)	(444)	(2)	(585)	-	(832)	135	(697)
Costs of sales	(111,454)	(148,671)	1,461	(258,664)	(39,898)	(18,762)	(1,407)	(60,067)	-	(318,731)	8,211	(310,520)

Gross profit	778	6,484	2,519	9,781	5,267	3,137	4,699	13,103	-	22,884	(2,358)	20,526

Operating (loss) profit	(11,354)	(4,910)	94	(16,170)	(7,459)	(5,774)	2,202	(11,031)	(2,255)	(29,456)	(1,989)	(31,445)
Interest income	659	666	-	1,325	368	180	37	585	-	1,910	69	1,979
Interest expense	(4,850)	(5,257)	-	(10,107)	(3,214)	(893)	(1,042)	(5,149)	-	(15,256)	3,340	(11,916)
Share of losses of joint ventures	-	-	-		-	-	-	-	-	-	(1,420)	(1,420)
Taxation	(95)	(99)	-	(194)	(215)	(296)	20	(491)	-	(685)	-	(685)
(Loss) profit for the year	(15,640)	(9,600)	94	(25,146)	(10,520)	(6,783)	1,217	(16,086)	(2,255)	(43,487)	-	(43,487)

Impairment loss on owned ships	2,905	-	-	2,905	8,124	5,966	-	14,090	-	16,995	-	16,995
Impairment loss on right-of-use assets	-	2,250	-	2,250	-	-	-	-	-	2,250	-	2,250
Impairment loss on goodwill and intangible assets	-	-	-	-	1,589	1,590	-	3,179	-	3,179	-	3,179
Capital expenditure	3,065	50,008	31	53,104	54,000	605	57	54,662	-	107,766	(1,565)	106,201

2018	Drybulk Carrier Business				Tanker Business				Unallocated			Consolidated
	Handysize	Supramax	Others	Total	MR Tanker	Small Tanker	Others	Total	Total	Total	Adjustments	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Vessel revenue	116,372	146,097	1,218	263,687	37,911	17,395	5,183	60,489	-	324,176	(20,321)	303,855
Ship sale revenue	8,667	-	-	8,667	-	3,780	-	3,780	-	12,447	(3,780)	8,667
Other	1,670	1,225	1,060	3,955	-	-	1,133	1,133	-	5,088	1,408	6,496
Total revenue	126,709	147,322	2,278	276,309	37,911	21,175	6,316	65,402		341,711	(22,693)	319,018

Voyage expenses	(57,707)	(71,087)	41	(128,753)	(7,966)	(3,463)	-	(11,429)	-	(140,182)	(11,523)	(151,705)
Vessel operating costs	(26,514)	(3,405)	1,670	(28,249)	(11,313)	(8,960)	1,036	(19,237)	-	(47,486)	14,829	(32,657)
Charter hire costs	(16,091)	(69,428)	(1,468)	(86,987)	(16,090)	-	-	(16,090)	-	(103,077)	2,429	(100,648)
Depreciation of ships, drydocking and plant and equipment– owned assets	(9,016)	(2,716)	-	(11,732)	(3,157)	(1,738)	(2,268)	(7,163)	-	(18,895)	4,801	(14,094)
Cost of ship sale	(7,676)	-	-	(7,676)	-	(3,784)	-	(3,784)	-	(11,460)	3,785	(7,675)
Other	(550)	24	859	333	(1,269)	(697)	(2)	(1,968)	-	(1,635)	489	(1,146)
Costs of sales	(117,554)	(146,612)	1,102	(263,064)	(39,795)	(18,642)	(1,234)	(59,671)		(322,735)	14,810	(307,925)

Gross profit (loss)	9,155	710	3,380	13,245	(1,884)	2,533	5,082	5,731		18,976	(7,883)	11,093

Operating (loss) profit	1,758	(5,993)	271	(3,964)	(7,368)	(922)	8,075	(215)	(6,195)	(10,374)	(4,110)	(14,484)
Interest income	1,196	1,190	2	2,388	536	258	42	836	-	3,224	563	3,787
Interest expense	(4,985)	(1,764)	-	(6,749)	(3,249)	(921)	(1,104)	(5,274)	-	(12,023)	5,506	(6,517)
Share of losses of joint ventures	-	-	-	-	-	-	-	-	-	-	(454)	(454)
Impairment loss recognised on financial assets	(16)	(8)	-	(24)	(37)	(21)	(3)	(61)	-	(85)	(1,498)	(1,583)
Taxation	113	(131)	(1)	(19)	158	262	(1,785)	(1,365)	-	(1,384)	(5)	(1,389)
(Loss) profit for the year	(1,934)	(6,706)	272	(8,368)	(9,960)	(1,344)	5,225	(6,079)	(6,195)	(20,642)	2	(20,640)

Impairment loss on ships	-	-	-	-	1,262	1,600	-	2,862	-	2,862	(2,862)	-
Capital expenditure	26,690	6,629	307	33,626	-	815	54	869	-	34,495	(1,776)	32,719